Share-based payment plans - Expenses (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Share-based payment plans
Executive compensation settlement	$ 11.9		$ 11.9
Accelerated vesting of share-based payment awards		$ 33.1
Total share-based compensation expense		57.9	14.7
Cash-settled SARs
Share-based payment plans
Cash settled share based compensation expense		12.2	(5.2)
Equity-settled SARs
Share-based payment plans
Equity settled share based compensation expense		7.8	6.9
Cash-settled DSUs
Share-based payment plans
Equity settled share based compensation expense		0.9	0.4
Equity-settled DSUs
Share-based payment plans
Equity settled share based compensation expense		2.9
Share matching program
Share-based payment plans
Share-based compensation expense excluding settlements, cash and equity-settled transactions		0.3	0.1
Employee Share Purchase Plan
Share-based payment plans
Share-based compensation expense excluding settlements, cash and equity-settled transactions		$ 0.7	$ 0.6